10. PLANT, EQUIPMENT AND MINING PROPERTIES	12 Months Ended
Dec. 31, 2018
Plant Equipment And Mining Properties
Note 10 - PLANT, EQUIPMENT AND MINING PROPERTIES

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2017	10,990	83	253	14,927	7,638	2,645	36,536
Additions	1,370	49	27	1,271	2,137	2,949	7,803
Effect of movements in exchange rates	122	1	3	179	91	31	427
Balance at December 31, 2017	12,482	133	283	16,377	9,866	5,625	44,766
Additions	588	17	77	990	7,901	1,089	10,662
Transfers	-	-	-	-	(45)	45	-
Disposals	-	-	-	-	(33)	-	(33)
Effect of movements in exchange rates	(108)	(1)	(2)	(110)	(86)	(49)	(356)
Balance at December 31, 2018	12,962	149	358	17,257	17,603	6,710	55,039

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2017	2,748	36	116	4,206	846	508	8,460
Additions	1,817	12	27	1,827	283	87	4,053
Effect of movements in exchange rates	27	-	1	51	10	6	95
Balance at December 31, 2017	4,592	48	144	6,084	1,139	601	12,608
Additions	1,549	17	32	799	1,287	112	3,796
Effect of movements in exchange rates	(39)	-	(1)	(53)	(10)	(5)	(108)
Balance at December 31, 2018	6,102	65	175	6,830	2,416	708	16,296

NET BOOK VALUE
At December 31, 2018	6,860	84	183	10,427	15,187	6,002	38,743
At December 31, 2017	7,890	85	139	10,293	8,727	5,024	32,158
At January 1, 2017	8,242	47	137	10,721	6,792	2,137	28,076

Included in Buildings above are assets under construction of $3,655 as at December 31, 2018 (December 31, 2017 - $3,283) on which no depreciation was charged in the periods then ended. Once the assets are put into service, they are transferred to the appropriate class of plant, equipment and mining properties.